Note 15 - Supplemental Disclosures With Respect to Cash Flows	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
15.	SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

During the year ended March 31, 2026, significant non-cash investing and financing transactions included:

a)	included in accounts payable and accrued liabilities was $396,586 related to exploration and evaluation assets;
b)	included in prepaid deposits was $47,909 related to exploration and evaluation assets;
c)	issuance of 2,024,988 common shares upon exercise of warrants resulting in a reallocation of warrant reserves of $230,400 from reserves to share capital;
d)	issuance of 129,087 common shares upon exercise of options resulting in a reallocation of share-based reserves of $233,014 from reserves to share capital;
e)	issuance of 2,024,988 common shares upon exercise of warrants resulting in a reallocation of warrant reserves of $230,400 from reserves to share capital;
f)	issued 51,193 common shares pursuant to RSU redemption resulting in a reallocation of share-based reserves of $139,244 from reserves to share capital;
g)	issued 98,892 underwriter/agent warrants valued at $115,600 for the flow-through financing;
h)	expired or forfeited 223,514 options resulting in a reallocation of share-based reserves of $736,783 from reserves to deficit; and
i)	included in accounts payable and accrued liabilities was $159,486 related to share issuance costs.

During the year ended March 31, 2025, significant non-cash investing and financing transactions included:

i)	included in accounts payable and accrued liabilities was $41,995 related to exploration and evaluation assets;
j)	issued 1,836,416 common shares with a fair value of $6,866,449 for the acquisition of exploration and evaluation assets; and
k)	issued 162,781 agent warrants valued at $201,500 relating to private placements; and
l)	included in prepaid deposits was $138,823 related to exploration and evaluation assets.

During the year ended March 31, 2024, significant non-cash investing and financing transactions included:

a)	included in accounts payable and accrued liabilities was $341,831 related to exploration and evaluation assets;
b)	issued 29,900 common shares with a fair value of $235,600 for the acquisition of exploration and evaluation assets;
c)	issued 40,000 underwriter/agent warrants valued at $270,400 for the public offering in the United States; and
d)	issued 30,900 common shares at a value of $187,872 to a non-related consulting firm for services

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)